Funds held for clients	12 Months Ended
Sep. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Funds held for clients	Funds held for clients

	As at September 30, 2021	As at September 30, 2020
	$	$
Cash	456,525	576,708
Long-term bonds (Note 31)	136,629	148,470
	593,154	725,178